Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		$ 818,378	$ 1,027,222	$ 768,433	$ 479,045
Trade and other receivables		51,928	64,062
Other current financial assets		448	210
Other long-term financial assets		9,922	8,264
Trade and other payables		(30,091)	(26,247)
Other current financial liabilities		35,880	38,281
Other long-term financial liabilities		35,499	42,511
Indebtedness		3,184,832	3,713,192
Total		(2,362,123)	(2,671,007)
Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables		51,928	64,062
Trade and other payables		(30,091)	(26,247)
Total		(2,374,360)	(2,695,912)
Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables		51,928	64,062
Trade and other payables		(30,091)	(26,247)
Total		(2,394,733)	(2,720,920)
FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Total		12,237	24,905
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		818,378	1,027,222
Other current financial assets		448	210
Level 1 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		818,378	1,027,222
Other current financial assets		448	210
Level 1 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		818,378	1,027,222
Other current financial assets		448	210
Level 1, Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	53,425	57,730
Level 1, Level 2 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	23,159	24,909
Level 1, Level 2 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	53,425	57,730
Level 1, Level 2 [Member] | FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	30,266	32,821
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(35,880)	(38,281)
Other long-term financial liabilities		(35,499)	(42,511)
Indebtedness	[2]	(3,184,832)	(3,713,192)
Level 2 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(23,299)	(35,075)
Other long-term financial liabilities		(30,051)	(37,801)
Indebtedness	[2]	(3,184,832)	(3,713,192)
Level 2 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(37,921)	(40,748)
Other long-term financial liabilities		(36,357)	(42,493)
Indebtedness	[2]	(3,214,543)	(3,760,656)
Level 2 [Member] | FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(12,581)	(3,206)
Other long-term financial liabilities		(5,448)	(4,710)
Indebtedness	[2]

[1]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[2]	Indebtedness excludes deferred financing costs, prepayment options and loss on repayment (December 31, 2019 – deferred financing costs and prepayment option).